Document and Entity Information	9 Months Ended
Mar. 26, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 26, 2016
Trading Symbol	PFGC
Entity Registrant Name	Performance Food Group Company
Entity Central Index Key	0001618673
Entity Filer Category	Non-accelerated Filer